Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Jan. 27, 2017	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026
American Funds Tax-Exempt Fund of New York® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Tax-Exempt Fund of New York — Class A (with sales charge)
Accumulated Value		$ 9,625			$ 9,588		$ 9,660		$ 10,295		$ 10,622		$ 11,202		$ 10,258		$ 10,311		$ 10,814		$ 10,585		$ 11,246
American Funds Tax-Exempt Fund of New York® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Tax-Exempt Fund of New York — Class C (with sales charge)
Accumulated Value		10,000			9,883		9,879		10,446		10,698		11,198		10,178		10,153		10,570		10,346		10,992
American Funds Tax-Exempt Fund of New York® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Tax-Exempt Fund of New York — Class F-1
Accumulated Value		10,000			9,962		10,032		10,686		11,024		11,624		10,644		10,692		11,202		10,953		11,625
American Funds Tax-Exempt Fund of New York® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Tax-Exempt Fund of New York — Class F-2
Accumulated Value		10,000			9,973		10,062		10,740		11,100		11,727		10,758		10,832		11,382		11,160		11,876
American Funds Tax-Exempt Fund of New York® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Tax-Exempt Fund of New York — Class F-3
Accumulated Value	$ 10,000		$ 10,354			$ 10,457		$ 11,172		$ 11,558		$ 12,223		$ 11,225		$ 11,315		$ 11,901		$ 11,682		$ 12,445
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000	10,391		10,026	10,494	10,125	11,261	10,865	11,865	11,447	12,255	11,824	11,406	11,005	11,512	11,107	11,943	11,523	11,942	11,522	12,571	12,129
Bloomberg New York Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg New York Municipal Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,383		$ 10,034	$ 10,434	$ 10,083	$ 11,182	$ 10,806	$ 11,663	$ 11,271	$ 12,109	$ 11,702	$ 11,225	$ 10,848	$ 11,384	$ 11,001	$ 11,827	$ 11,429	$ 11,740	$ 11,345	$ 12,394	$ 11,978